Ordinary Shares - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Ordinary stock, shares authorized	1,000,000,000
Common Class A
Class Of Stock [Line Items]
Number of voting rights	one vote	one vote	one vote
Ordinary stock, shares authorized	941,472,561	941,472,561
Common Class B
Class Of Stock [Line Items]
Number of voting rights	three votes	three votes	three votes
Ordinary stock, shares authorized	47,240,103	47,240,103
Common Class C
Class Of Stock [Line Items]
Number of voting rights	fifteen votes	fifteen votes	fifteen votes
Ordinary stock, shares authorized	11,287,336	11,287,336